VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.3%
Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	$210		$213,147
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	220		232,491
UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	280		281,229
			726,867
Arizona: 1.4%
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000		1,104,363
City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	215		216,701
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	325		331,138
Glendale, Industrial Development Authority, Sun Health Services, Series A (RB) 5.00%, 11/15/26 (c)	625		662,994
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/31 (c)	750		745,317
			3,060,513
Arkansas: 0.0%
City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	50		49,736
California: 15.0%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series A (RB) 5.00%, 08/01/23 (c)	500		512,919
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	995		1,083,595
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	1,000		1,101,203
	Par (000’s	)	Value
California (continued)
Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	$315		$156,797
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,350		1,279,647
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750		774,185
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/30 (c)	750		737,218
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/26 (c)	680		578,095
California Health Facilities Financing Authority, Series A (RB) 4.00%, 11/15/27 (c)	230		231,693
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160		146,206
California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	200		201,160
California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (BAM) 5.00%, 05/01/49	250		319,421
California State, Department of Veterans Affairs, Home Purchase, Series A (RB)
2.30%, 06/01/29 (c)	300		243,005
3.00%, 06/01/29 (c)	425		425,008
California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	330		346,918
California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	200		186,431
Chaffey Joint Union High School District, Series C (GO) 5.25%, 02/01/27 (c)	500		546,696

1

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
City of Los Angeles Department of Airports (RB) 4.00%, 05/15/30 (c)	$750		$756,658
City of San Jose, California International Airport, Series B (RB) 5.00%, 03/01/27 (c)	500		539,369
El Dorado Irrigation District (CP) (AGM) 4.00%, 03/01/30 (c)	630		640,511
El Dorado Irrigation District, Series A (CP) (AGM) 4.00%, 03/01/30 (c)	690		698,203
Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	130		131,580
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325		270,218
Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	105		89,785
Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	185		188,688
Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) (BAM) 4.00%, 09/01/29 (c)	140		142,074
Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	440		494,489
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/27 (c)	500		544,743
5.00%, 01/01/28 (c)	250		277,338
5.00%, 01/01/29 (c)	775		869,037
5.00%, 07/01/30 (c)	800		920,207
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	275		302,583
Metropolitan Water District of Southern California, Series A (RB) 5.00%, 04/01/31 (c)	1,200		1,413,807
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	530		543,756
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	325		369,037
	Par (000’s	)	Value
California (continued)
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	$500		$411,175
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570		581,775
Sacramento City Unified School District, Series G (GO) (AGM) 4.00%, 08/01/30 (c)	500		507,378
Sacramento County, Sanitation Districts, Finance Authority, Series A (RB) 5.00%, 12/01/30 (c)	450		518,605
Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	250		257,901
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	750		832,700
San Diego Unified School District, Series I (GO)
3.12%, 07/01/27 (c)	240		219,338
4.00%, 07/01/27 (c)	595		601,076
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/29 (c)	600		522,323
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610		627,947
San Francisco City & County, International Airport, Series B (RB) 5.00%, 05/01/27 (c)	700		752,694
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	150		151,766
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/28 (c)	825		748,331
Santa Clara County, Foothill- De Anza Community College District, Series A (GO) 3.00%, 08/01/31 (c)	800		760,954
Santa Clara Unified School District (GO) 4.00%, 07/01/26 (c)	310		314,411
Santa Clara Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	1,000		1,012,289
Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	250		277,719

2

	Par (000’s	)	Value
California (continued)
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	$1,000		$762,528
State of California (GO) 3.62%, 04/01/26 (c)	645		639,622
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	500		435,404
3.00%, 12/01/30 (c)	400		362,963
4.00%, 10/01/29 (c)	110		116,210
5.00%, 10/01/28 (c)	935		1,041,368
5.00%, 11/01/27 (c)	515		572,201
Trustees of the California State University, Series A (RB) 5.00%, 05/01/27 (c)	335		367,319
University of California, Series BE (RB) 4.00%, 05/15/30 (c)	1,000		1,041,730
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000		1,103,338
West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	250		257,721
			33,861,066
Colorado: 2.7%
Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	550		555,312
City and County of Denver, Board of Water Commissioners, Series A (RB) 2.00%, 12/15/31 (c)	850		609,636
City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	230		234,363
City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	285		287,224
City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	750		828,652
Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	155		168,094
Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	320		319,665
	Par (000’s	)	Value
Colorado (continued)
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	$500		$391,837
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	500		543,660
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB)
5.00%, 12/31/24 (c)	250		254,422
5.00%, 12/31/24 (c)	250		254,192
Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	160		154,317
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850		622,858
Weld County School District No. 6 (GO) (SAW) 4.00%, 06/01/31 (c)	800		817,950
			6,042,182
Connecticut: 0.3%
Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	5		5,044
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	300		301,572
University of Connecticut, Series A (RB) 5.00%, 02/15/30 (c)	250		281,270
			587,886
Delaware: 0.2%
County of New Castle (GO) 4.00%, 04/01/27 (c)	150		152,783
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	115		116,234
Delaware State Health Facilities Authority, Christiana Care Health System, Series A (RB) 4.00%, 10/01/29 (c)	280		280,178
			549,195
District of Columbia: 1.7%
District of Columbia, Series A (GO)
4.00%, 04/15/29 (c)	100		104,138
4.00%, 04/15/29 (c)	500		515,448
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575		457,941
3.00%, 03/01/30 (c)	275		241,971

3

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	$750		$830,118
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) (AGM) 4.00%, 10/01/31 (c)	1,000		1,001,653
Washington Metropolitan Area Transit Authority, Series A (RB) 3.00%, 07/15/31 (c)	750		659,033
			3,810,302
Florida: 5.1%
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	345		349,455
City of Jacksonville, Health Care Facililities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	500		523,688
City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	250		279,073
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200		185,736
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180		164,053
City of South Miami Health Facilities Authority, Inc. (RB)
5.00%, 08/15/27 (c)	275		290,718
5.00%, 08/15/27 (c)	255		271,181
City of Tampa, Central and Lower Basin Stormwater Improvements (SA) 5.25%, 05/01/28 (c)	275		311,804
County of Broward FL Tourist Development Tax Revenue (RB) 4.00%, 09/01/31 (c)	1,000		1,004,242
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	500		542,450
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/31 (c)	510		509,439
County of Broward, Half-Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	275		282,726
	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	$210		$210,827
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/29 (c)	310		261,414
3.12%, 10/01/27 (c)	140		132,613
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330		260,185
Florida Department of Management Services, Series A (CP) 2.00%, 11/01/31 (c)	500		378,858
Florida Development Finance Corp. Healthcare Facilities, Jacksonville Project, Series A (RB) (AGM) 4.00%, 02/01/32 (c)	1,000		1,014,689
Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	45		44,696
Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	125		135,322
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 02/01/31 (c)	500		342,105
Miami-Dade County Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/31 (c)	500		484,542
Miami-Dade County, Florida Transit System, Sales Surtax, Series A (RB) 4.00%, 07/01/30 (c)	500		505,981
Orlando Utilities Commission, Series A (RB) 2.38%, 04/01/31 (c)	750		556,229
School District of Broward County (GO)
5.00%, 07/01/28 (c)	300		335,315
5.00%, 07/01/31 (c)	665		754,472
South Broward Hospital District, Series A (RB) 3.00%, 05/01/31 (c)	750		623,277
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/27 (c)	500		460,998

4

	Par (000’s	)	Value
Florida (continued)
State of Florida, Department of Transportation, Series B (RB) 2.00%, 07/01/30 (c)	$500		$344,546
			11,560,634
Georgia: 2.1%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/29 (c)	660		665,202
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	260		252,524
County of Fulton, Georgia Water and Sewerage, Series A (RB)
2.25%, 01/01/30 (c)	500		378,188
2.38%, 01/01/30 (c)	900		688,643
Dahlonega Downtown Development Authority, North Georgia Mac, LLC Projecty (RB) 3.12%, 07/01/23 (c)	90		78,395
Dalton-Whitfield County Joint Development Authority, Hamilton Health Care System (RB) (AGC) 4.00%, 02/15/28 (c)	185		182,165
Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) 3.35%, 06/01/28 (c)	165		161,252
Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	150		144,091
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c)	230		220,664
3.35%, 12/01/25 (c)	215		210,663
Georgia State Road & Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/31 (c)	500		428,256
Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	335		381,893
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000		870,608
			4,662,544
Hawaii: 0.4%
City and County of Honolulu, Series C (GO) 4.00%, 08/01/29 (c)	750		767,566
	Par (000’s	)	Value
Hawaii (continued)
5.00%, 08/01/29 (c)	$200		$225,341
			992,907
Illinois: 4.3%
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890		890,570
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	150		161,642
Chicago O’Hare International Airport, Series D (RB)
5.00%, 01/01/27 (c)	265		283,651
5.00%, 01/01/27 (c)	150		160,148
Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	250		266,914
City of Chicago, Seires B (GO) 4.00%, 01/01/32 (c)	1,064		1,044,516
County of Cook, Illinois Sales Tax (RB) 4.00%, 11/15/27 (c)	160		162,586
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	500		499,057
Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	500		505,285
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/25 (c)	1,000		1,033,262
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/31 (c)	1,000		1,115,274
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750		841,955
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500		482,701
5.00%, 03/01/31 (c)	1,250		1,336,218
5.00%, 05/01/28 (c)	630		664,837
5.00%, 05/01/28 (c)	250		264,286
			9,712,902
Indiana: 0.6%
Indiana Finance Authority, CWA Authority Project (RB) 5.00%, 10/01/31 (c)	300		343,503
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB) 5.00%, 02/01/29 (c)	1,000		1,104,957
			1,448,460
Iowa: 0.8%
Iowa Finance Authority (RB) 5.00%, 08/01/30 (c)	530		599,279

5

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	$500		$531,493
Iowa Higher Education Loan Authority, Grinnell College Project (RB) 5.00%, 12/01/26 (c)	300		326,279
Iowa Higher Education Loan Authority, Grinnell College Project, Series A (RB) 5.00%, 12/01/26 (c)	250		273,500
			1,730,551
Kansas: 0.2%
Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	270		233,628
Sedgwick County Unified School District No. 260, Series B (GO) 4.00%, 10/01/26 (c)	150		154,083
			387,711
Kentucky: 0.8%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	920		937,881
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	750		765,600
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 3.25%, 11/15/26 (c)	235		211,053
			1,914,534
Louisiana: 1.0%
City of New Orleans, Louisiana Public Improvement, Series A (GO)
5.00%, 12/01/30 (c)	320		356,835
5.00%, 12/01/30 (c)	450		505,507
City of Shreveport LA Water & Sewer Revenue (RB) (AGM) 4.00%, 12/01/28 (c)	700		708,719
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230		231,440
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	230		230,582
	Par (000’s	)	Value
Louisiana (continued)
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	$240		$253,330
			2,286,413
Maryland: 1.2%
City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	225		227,312
County of Baltimore, Metropolitan District (GO) 4.00%, 03/01/28 (c)	250		257,812
Maryland Community Development Administration, Series A (RB) (AGM) 1.95%, 03/01/30 (c)	310		231,114
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/32 (c)	500		479,074
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/31 (c)	500		403,528
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260		256,611
Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	150		148,178
Maryland Stadium Authority Built to Learn (RB) 2.75%, 06/01/31 (c)	850		657,920
			2,661,549
Massachusetts: 4.1%
Commonwealth of Massachusetts (GO) 5.00%, 11/01/30 (c)	605		693,182
Commonwealth of Massachusetts Transportation Fund Revenue (RB)
5.00%, 06/01/30 (c)	560		637,703
5.00%, 06/01/31 (c)	500		578,716
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	315		349,771
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	1,000		1,105,975
5.00%, 01/01/28 (c)	200		221,442

6

	Par (000’s	)	Value
Massachusetts (continued)
5.00%, 04/01/27 (c)	$275		$301,517
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	360		310,363
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) 4.00%, 07/01/31 (c)	800		804,451
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	100		109,222
Massachusetts Development Finance Agency, Northeastern Institute, Series A (RB) 5.00%, 03/01/24 (c)	1,900		1,948,184
Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	250		255,279
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/29 (c)	305		343,464
The Commonwealth of Massachusetts Transportation Fund, Series A (RB) 3.00%, 06/01/30 (c)	800		674,910
The Commonwealth of Massachusetts, Series B (GO) 2.12%, 04/01/31 (c)	1,300		864,486
			9,198,665
Michigan: 2.3%
Bloomfield Hills School District (GO) 4.00%, 05/01/30 (c)	700		714,806
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390		417,536
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	320		343,204
Michigan Finance Authority (RB) (BAM) 4.00%, 11/01/30 (c)	500		501,101
Michigan Finance Authority Hospital, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/27 (c)	500		541,205
Michigan Finance Authority, Henry Ford Health System, Series A (RB)
4.00%, 11/15/26 (c)	225		221,517
4.00%, 11/02/29 (c)	250		243,251
5.00%, 11/02/29 (c)	135		142,405
	Par (000’s	)	Value
Michigan (continued)
Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	$500		$448,046
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB) 2.95%, 12/01/28 (c)	425		390,840
Muskegon Public Schools (GO) 5.00%, 05/01/31 (c)	305		343,730
Saginaw City School District (GO) 4.00%, 05/01/31 (c)	750		761,687
Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	190		206,336
			5,275,664
Minnesota: 0.9%
City of Minneapolis, Allina Health Care System (RB) 4.00%, 11/15/31 (c)	500		509,466
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	530		426,174
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	890		681,355
3.00%, 01/01/30 (c)	475		474,718
			2,091,713
Missouri: 0.3%
Health and Educational Facilities Authority, Saint Louis University, Series A (RB) 5.00%, 04/01/29 (c)	100		110,085
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	250		260,908
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	200		195,710
			566,703
Nebraska: 0.6%
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/29 (c)	550		558,006
Omaha Public Power District, Nebraska Electric System, Series A (RB) 4.00%, 08/01/30 (c)	750		757,808
			1,315,814

7

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Nevada: 1.5%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	$390		$410,498
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675		682,268
City of Reno NV (RB) 5.00%, 12/01/28 (c)	1,000		1,059,621
County of Clark , Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	485		531,722
County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	250		276,822
County of Washoe, School District, Series C (GO) (AGM) 3.12%, 10/01/27 (c)	100		94,600
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275		302,745
			3,358,276
New Hampshire: 0.5%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AGM) 3.00%, 08/15/31 (c)	500		421,946
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	500		475,284
New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	265		272,653
			1,169,883
New Jersey: 2.6%
Clifton Board Of Education (GO) (AGM) 2.00%, 08/15/28 (c)	500		369,486
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB) 2.00%, 03/01/31 (c)	500		368,976
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/31 (c)	490		340,280
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB)
4.00%, 07/01/31 (c)	555		566,085
5.00%, 07/01/26 (c)	55		58,576
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.50%, 12/15/28 (c)	$910		$932,749
5.00%, 12/15/30 (c)	250		271,407
5.00%, 12/15/30 (c)	250		267,425
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	365		322,031
New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	1,280		1,296,191
New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	100		110,074
New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	210		213,640
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/30 (c)	500		532,561
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	205		214,146
			5,863,627
New Mexico: 0.3%
New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	250		242,282
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	180		178,251
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	310		283,044
			703,577
New York: 20.8%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000		1,019,604
Broome County Local Development Corp. (RB) (AGM) 4.00%, 04/01/30 (c)	925		930,963
City of New York NY (GO) 4.00%, 08/01/31 (c)	1,000		1,003,018
City of New York, Series C (GO) 5.00%, 08/01/30 (c)	500		557,158
City of New York, Series D-1 (GO) 4.00%, 12/01/28 (c)	470		473,279

8

	Par (000’s	)	Value
New York (continued)
5.00%, 12/01/28 (c)	$100		$112,025
City of New York, Subseries B-1 (GO)
3.00%, 10/01/29 (c)	110		95,536
5.00%, 10/01/29 (c)	250		275,765
City of New York, Subseries D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,000		1,109,055
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	900		901,230
Dormitory Authority of the State of New York University, Personal Income Tax, Series D (RB) 5.00%, 02/15/30 (c)	520		574,671
Dormitory Authority of the State of New York, A (RB) 5.00%, 03/15/27 (c)	380		415,784
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	255		263,017
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645		695,335
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	330		298,615
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	300		328,460
Metropolitan Transportation Authority (RB)
5.00%, 11/15/23 (c)	600		610,118
5.00%, 05/15/25 (c)	590		605,964
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715		776,692
Metropolitan Transportation Authority, Series A-1 (RB) 4.00%, 05/15/27 (c)	400		390,564
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/27 (c)	350		377,341
Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/29 (c)	550		583,683
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000		990,680
Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	1,245		1,220,978
	Par (000’s	)	Value
New York (continued)
4.00%, 05/15/28 (c)	$250		$241,881
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	500		509,342
New York City Housing Development Corp., Multi- Family Housing, Series C-1 (RB) 2.25%, 05/01/29 (c)	800		617,467
New York City Housing Development Corp., Multi- Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	500		451,128
New York City Housing Development Corp., Multi- Family Housing, Series I-1 (RB) 2.35%, 02/01/29 (c)	525		421,764
New York City Housing Development Corp., Multi- Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	565		469,880
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	250		229,693
New York City Municipal Water Finance Authority (RB) 4.00%, 06/15/24 (c)	500		500,679
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 12/15/27 (c)	750		825,368
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/29 (c)	350		294,772
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) 5.00%, 08/01/28 (c)	260		287,290
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	200		220,621
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	510		561,204
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 4.00%, 08/01/27 (c)	400		404,875

9

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	$775		$794,065
4.00%, 11/01/30 (c)	500		510,764
4.00%, 05/01/29 (c)	1,120		1,137,814
5.00%, 02/01/32 (c)	565		636,454
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 2.25%, 02/01/31 (c)	650		453,193
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	420		457,510
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	200		224,980
New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	350		299,472
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660		601,179
New York City Water and Sewer System, Series BB (RB) 4.00%, 12/15/30 (c)	640		642,555
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	800		893,829
New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/28 (c)	250		277,979
New York Convention Center Development Corp., Series A (RB)
0.00%, 11/15/47 ^	230		67,730
0.00%, 11/15/54 ^	170		34,643
New York Liberty Development Corp., 4 World Trade Center Project (RB) 3.00%, 11/15/31 (c)	1,500		1,169,852
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	285		313,445
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	250		314,628
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, New York Columbia University, Series A (RB) (FHA) 5.00%, 10/01/48	$700		$883,675
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/28 (c)	400		445,771
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 3.00%, 09/15/30 (c)	500		447,621
New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	250		276,091
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	550		540,723
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/27 (c)	800		800,178
4.00%, 03/15/27 (c)	250		250,285
5.00%, 03/15/27 (c)	150		162,385
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	1,000		1,101,257
New York State Dormitory Authority, The New School, Series A (RB)
4.00%, 01/01/27 (c)	475		460,041
5.00%, 01/01/27 (c)	420		436,121
New York State Housing Finance Agency (RB) 2.50%, 05/01/30 (c)	1,250		1,021,395
New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	225		218,385
New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	195		185,386
New York State Power Authority, Series A (RB) 4.00%, 05/15/30 (c)	500		500,497
New York State Thruway Authority (RB) 4.00%, 03/15/31 (c)	525		530,280
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	500		510,562
New York State Urban Development Corp., Sales Tax, Series A (RB) 3.00%, 09/15/31 (c)	1,000		861,434

10

	Par (000’s	)	Value
New York (continued)
New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 09/15/28 (c)	$500		$553,503
New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 09/15/30 (c)	550		469,482
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	925		886,336
State of New York Mortgage Agency Homeowner Mortgage (RB) 3.50%, 04/01/26 (c)	190		176,778
State of New York Mortgage Agency Homeowner Mortgage (RB) (SBG) 2.55%, 10/01/29 (c)	330		241,272
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	500		490,420
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB)
5.00%, 11/15/30 (c)	750		819,660
5.00%, 11/15/30 (c)	1,500		1,668,647
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB) 5.00%, 05/15/28 (c)	980		1,097,275
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series C (RB) 4.00%, 11/15/31 (c)	750		749,319
Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	550		615,268
			46,875,638
North Carolina: 1.4%
Charlotte-Mecklenburg Hospital Authority, Atrium HealthCare, Series A (RB) 4.00%, 01/15/32 (c)	600		604,785
North Carolina Housing Finance Agency Home Ownership, Series B (RB) 4.00%, 07/01/27 (c)	65		66,210
North Carolina Medical Care Commission, Novant Health, Series A (RB) 3.12%, 11/01/29 (c)	220		186,734
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	$750		$786,445
5.00%, 01/01/30 (c)	500		527,241
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	800		972,825
			3,144,240
Ohio: 2.7%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/26 (c)	220		234,119
City of Chillicothe, Hospital Facilities, Adena Health System (RB) 4.00%, 12/01/27 (c)	440		433,951
City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	100		106,048
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	510		510,404
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,190,608
County of Ross, Adena Health System (RB) 5.00%, 12/01/29 (c)	1,000		1,063,005
Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	150		150,955
Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250		250,766
North Royalton City School District (GO) 5.00%, 06/01/25 (c)	190		200,527
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	350		323,333
Ohio Housing Finance Agency, Series D (RB) 3.62%, 09/01/26 (c)	90		88,840
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500		565,750
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/29 (c)	335		340,603
State of Ohio, Water Pollution Control, Series A (RB) 5.00%, 12/01/31 (c)	500		578,594
			6,037,503

11

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Oklahoma: 0.6%
Edmond Public Works Authority, Sales Tax and Utility System (RB) 4.00%, 07/01/27 (c)	$250		$253,562
Oklahoma Turnpike Authority (RB) 4.00%, 01/01/27 (c)	700		704,330
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	350		351,892
			1,309,784
Oregon: 1.1%
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550		394,844
3.25%, 06/15/27 (c)	295		279,205
Oregon Health and Science University, Series A (RB) 4.00%, 01/01/32 (c)	1,000		1,000,442
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935		843,517
			2,518,008
Pennsylvania: 4.6%
Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	685		753,595
Allegheny County, Series C-77 (GO) 5.00%, 11/01/28 (c)	220		245,974
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
4.00%, 10/01/27 (c)	180		180,879
4.00%, 09/01/30 (c)	645		646,176
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) (SBG) 4.00%, 09/01/30 (c)	210		213,858
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170		1,170,838
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	280		295,159
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000		1,071,325
	Par (000’s	)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	$145		$150,621
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/30 (c)	500		389,399
3.20%, 10/01/25 (c)	270		243,486
3.20%, 10/01/25 (c)	150		136,659
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 04/01/27 (c)	260		248,505
Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/30 (c)	800		884,692
Pennsylvania Turnpike Commission, Motor License (RB) 5.00%, 12/01/27 (c)	155		167,508
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290		315,936
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series B (RB) 4.00%, 12/01/31 (c)	550		535,798
Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/29 (c)	220		238,668
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	900		964,916
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.25%, 06/01/27 (c)	700		747,435
Philadelphia Gas Works (RB) 5.00%, 08/01/27 (c)	805		848,823
			10,450,250
Tennessee: 0.4%
Sullivan County (GO) 4.00%, 05/01/26 (c)	230		232,207
Tennessee Housing Development Agency, Residential Finance Program (RB)
2.95%, 01/01/29 (c)	350		343,000
3.60%, 01/01/27 (c)	240		240,883
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	185		185,171
			1,001,261

12

	Par (000’s	)	Value
Texas: 9.4%
Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	$350		$343,280
Arlington Higher Education Finance Corp. (RB)
3.00%, 02/15/31 (c)	1,000		847,444
4.00%, 08/15/29 (c)	675		684,543
Board of Regents of the University of Texas System, Series A (RB) 3.00%, 08/15/31 (c)	525		474,649
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650		661,015
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750		810,575
City of Arlington, Senior Lien Special Tax, Series A (ST) (AGM) 4.00%, 02/15/28 (c)	165		167,119
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	280		304,184
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/29 (c)	1,375		1,507,582
5.00%, 11/15/30 (c)	500		556,105
City of Corpus Christi, Utility System, Series A (RB) (SBG) 4.00%, 07/15/30 (c)	295		300,698
City of Denton (GO) 4.00%, 02/15/27 (c)	120		120,623
City of El Paso (GO) 4.00%, 08/15/29 (c)	950		958,132
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	220		244,786
College of the Mainland (GO) 3.75%, 08/15/28 (c)	250		243,576
Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	250		254,344
County of Bexar, Political Subdivision, Limited Tax (GO) 4.00%, 06/15/26 (c)	220		224,388
Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	500		512,492
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600		452,425
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	770		760,598
	Par (000’s	)	Value
Texas (continued)
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	$640		$700,739
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB)
3.00%, 10/01/29 (c)	350		319,776
3.00%, 10/01/31 (c)	1,000		819,461
3.00%, 10/01/31 (c)	1,145		1,032,799
Lamar Consolidated Independent School District (GO) 3.00%, 02/15/31 (c)	290		245,248
Leander Independent School District, Series A (GO)
0.00%, 08/16/26 (c) ^	95		38,517
0.00%, 08/16/26 (c) ^	900		399,812
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare of Texas, Series A (RB) 4.00%, 08/15/27 (c)	555		562,039
North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	250		259,913
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/28 (c)	500		505,661
Northside Independent School District (GO) 3.00%, 06/01/29 (c)	745		664,412
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	500		560,568
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	250		266,954
Tarrant Regional Water District, Texas Water Transmission Facility Contract, Series A (RB) 2.00%, 03/01/30 (c)	750		526,921
Texas Water Development Board (RB)
4.00%, 10/15/28 (c)	1,000		1,025,480
4.00%, 10/15/30 (c)	500		510,795
Texas Water Development Board, Series A (RB)
3.00%, 10/15/29 (c)	500		457,531
4.00%, 04/15/28 (c)	325		328,686
5.00%, 04/15/28 (c)	840		929,365
Texas Water Development Board, Series B (RB) 5.00%, 10/15/28 (c)	225		248,557

13

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	$250		$187,853
West Travis County Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	230		233,747
			21,253,392
Utah: 0.9%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360		395,098
University of Utah/The (RB) 5.00%, 08/01/31 (c)	800		923,236
Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	250		276,555
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/26 (c)	210		177,903
4.00%, 05/15/24 (c)	350		350,020
			2,122,812
Virginia: 1.9%
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	250		250,293
Hampton Roads Transportation Accountability Commission (RB) 4.00%, 07/01/32 (c)	600		606,961
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/30 (c)	665		687,337
5.00%, 07/01/30 (c)	500		559,204
Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	250		249,738
University of Virginia (RB) 4.00%, 04/01/25 (c)	500		505,627
Virginia College Building Authority, Virginia Educational Facilities, Series A (RB) 3.00%, 02/01/31 (c)	1,000		910,494
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500		487,548
			4,257,202
Washington: 2.5%
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	450		454,750
Energy Northwest (RB) 5.00%, 07/01/31 (c)	600		693,530
	Par (000’s	)	Value
Washington (continued)
Energy Northwest, Columbia Generating Station Electric, Series A (RB)
4.00%, 07/01/31 (c)	$1,000		$1,018,244
5.00%, 07/01/31 (c)	455		527,198
King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	150		162,067
King County Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	650		662,424
State of Washington (GO) 5.00%, 02/01/27 (c)	735		807,662
State of Washington, Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	125		120,425
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800		888,649
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205		195,986
			5,530,935
West Virginia: 0.4%
State of West Virginia, Series B (GO)
4.00%, 06/01/28 (c)	150		152,986
5.00%, 06/01/28 (c)	100		110,784
West Virginia Parkways Authority (RB) 5.00%, 06/01/31 (c)	620		696,918
			960,688
Wisconsin: 0.7%
Public Finance Authority Health Care Facilities, Series A (RB) 3.00%, 01/01/30 (c)	250		194,940
Public Finance Authority Retirement Communities, Series A (RB) 5.00%, 11/15/27 (c)	750		810,755
Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	250		269,422
Wisconsin Center District, Series D (RB) (AGM) 0.00%, 12/15/30 (c) ^	250		95,253
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
4.00%, 02/15/27 (c)	105		104,711
4.00%, 02/15/27 (c)	115		111,393
			1,586,474

14

	Par (000’s	)	Value
Wyoming: 0.3%
University of Wyoming, Series C (RB) (AGM)
	Par (000’s	)	Value
Wyoming (continued)
4.00%, 06/01/31 (c)	$700		$705,386
Total Municipal Bonds: 98.9% (Cost: $244,672,491)			223,343,447
Other assets less liabilities: 1.1%			2,556,750
NET ASSETS: 100.0%			$225,900,197

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector	% of Investments	Value
Airport	4.3%	$9,550,524
Education	7.1	15,948,993
Health	2.0	4,549,670
Hospitals	13.9	31,043,450
Industrial Development Revenue	0.6	1,417,829
Leasing COPS & Appropriations	4.4	9,754,997
Local GO	14.3	31,927,601
Misc	1.4	3,192,091
Multi-Family Housing	1.8	4,068,189
Pollution Control	0.3	578,594
Power	4.0	8,875,605
Single Family Housing	3.0	6,670,787
State GO	5.7	12,675,809
Tax	12.9	28,792,960
Tobacco	0.9	1,984,214
Toll & Turnpike	7.5	16,705,576
Transportation	4.8	10,795,579
Utilities - Other	1.2	2,787,965
Water & Sewer	9.9	22,023,014
	100.0%	$223,343,447
15